Loans Receivable, Net	12 Months Ended
Dec. 31, 2016
Loans Receivable, Net

10. Loans Receivable, Net

Loans receivable as of December 31, 2015 and 2016 consist of the following:

	2015	2016	2016
	RMB	RMB	US$
Loans receivable:
-Within credit term	133,444,399	115,070,663	16,573,623
-Past due	—	—	—
Total loans receivable	133,444,399	115,070,663	16,573,623
Allowance for loan losses	(1,334,502)	(1,150,707)	(165,736)
Loans receivable, net	132,109,897	113,919,956	16,407,887

The loan interest rate ranging between 4%-14.4% for the years ended December 31, 2016. All loans are short-term loans, and RMB93,170,665 of the balance is secured by collateral.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2015 and 2016.

	RMB	US$
Loans receivable—December 31, 2014	1,166,800	180,123
Provisions	1,225,597	189,200
Reversal of allowance provided	(1,057,895)	(163,311)
Charge-offs	—	—
Loans receivable—December 31, 2015	1,334,502	206,012
Provisions	1,150,707	165,736
Reversal of allowance provided	(1,334,502)	(206,012)
Charge-offs
Loans receivable—December 31, 2016	1,150,707	165,736